Subsequent Events - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended								0 Months Ended		1 Months Ended	0 Months Ended
	Mar. 31, 2014	Jun. 30, 2013	Nov. 30, 2012	Jun. 30, 2012	Mar. 31, 2014 Series B-3 convertible preferred stock [Member]	Nov. 30, 2013 Series B-3 convertible preferred stock [Member]	Jun. 30, 2013 Series B-3 convertible preferred stock [Member]	Jun. 30, 2012 Series B-3 convertible preferred stock [Member]	Apr. 02, 2014 Subsequent event [Member]	Mar. 04, 2014 Subsequent event [Member]	Oct. 31, 2013 Subsequent event [Member] Series B-3 convertible preferred stock [Member]	Apr. 02, 2014 Subsequent event [Member] IPO [Member]	Apr. 03, 2014 Subsequent event [Member] Underwriters Overallotment Option [Member] IPO [Member]
Subsequent Event [Line Items]
Convertible preferred stock, shares issued		222,842,000		33,945,000	58,817,000		0	0			58,817,000
Proceeds from issuance of convertible stock											$ 10,722
Common stock, share price						$ 0.1823					$ 0.1823	$ 12.00
Reverse stock split ratio										0.02857
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001						$ 0.001
Common stock , shares issued	166,000	109,000		109,000								4,167,000	625,000
Proceeds from initial public offering									44,850
Convertible preferred stock, shares issued upon conversion												9,120,000
Warrants exercisable for common stock, converted from warrants exercisable for preferred stock												50,000
Reclassification of convertible preferred stock warrant liability to additional paid-in capital												428
Aggregate net proceeds received	$ 194												$ 6,975